Note 4 - Other Receivables	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Receivables [Text Block]
4—
OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2019	2018
Research and development tax credit receivable from the French State	766	685
Value-added taxes receivable	422	390
Other receivables from Government and public authorities	26	233
Others	46	126
Total	1,259	1,434